Financial risk management and fair value estimates (Details) - Market Risk [Member] - Agricultural Business [Member] - USD - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset	$ (17,769)	$ (14,721)
Argentine Peso [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset	(17,924)	(14,742)
Brazilian Reais [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset	232	93
Bolivian Peso [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset	$ (77)	$ (72)